UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eric D. Hovde

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-14870


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eric D. Hovde
Title:  Individually
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Eric D. Hovde                  Washington, DC                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-10714        Hovde Capital Advisors LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $        3,089
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGREE REALTY CORP          COM              008492100      602   20,000 SH       DEFINED    1         20,000      0    0
AMERISERV FINL INC         COM              03074A102      120   38,400 SH       DEFINED    1         38,400      0    0
ANNALY CAP MGMT INC        COM              035710409      175   11,000 SH       DEFINED    1         11,000      0    0
ANWORTH MORTGAGE ASSET CP  COM              037347101      829  131,000 SH       DEFINED    1        131,000      0    0
COMMUNITY PARTNERS BANCORP COM              204018105      184   27,322 SH       DEFINED    1         27,322      0    0
FIRST POTOMAC RLTY TR      COM              33610F109      157   10,600 SH       DEFINED    1         10,600      0    0
MFA FINANCIAL INC          COM              55272X102      233   25,000 SH       DEFINED    1         25,000      0    0
PROSHARES TR               PSHS ULTSH 20YRS 74347B201      789   12,000 SH       DEFINED    1         12,000      0    0